UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: SEPTEMBER 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

Converted by EDGARwiz

9/30/2016

FAM VALUE FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR     MARKET VALUE

CARPETS & RUGS

MOHAWK INDUSTRIES*

103,100

20,655,054

CRUDE PETROLEUM & NATURAL GAS

EOG RESOURCES, INC

345,000

33,364,950

FIRE, MARINE &CASUALTY INSURANCE

BERKSHIRE HATHAWAY*

163

35,243,860

LOEWS CORP

269,700

11,098,155

MARKEL CORPORATION*

53,850

50,014,264

WHITE MOUNTAINS INS

46,897

38,924,510

FIRE, MARINE &CASUALTY INSURANCE IN TOTALS:

135,280,789

GENERAL INDUSTRIAL MACHINE

ILLINOIS TOOL WORKS

339,950

40,739,608

INDUSTRIAL&COMMERCIAL FANS, BLOWERS

DONALDSON COMPANY

695,400

25,959,282

INDUSTRIAL INSTRUMENTS

KEYSIGHT TECHNOLOGIES*

530,000

16,795,700

INSURANCE AGENTS, BROKERS

BROWN & BROWN INC

1,209,696

45,617,636

INVESTMENT ADVICE

FRANKLIN RESOURCES

580,000

20,630,600

LABORATORY ANALYTICAL INSTRUMENTS I

WATERS CORP*

125,000

19,811,250

OPERATORS OF NONRESIDENTIAL BUILDINGS

BROOKFIELD ASSET MGT

1,102,500

38,785,950

PUMPS & PUMPING EQUIPMEMENT

GRACO INC.

215,550

15,950,700

IDEX CORP.

576,750

53,966,497

PUMPS & PUMPING EQUIPME TOTALS:

69,917,197

REAL ESTATE INVESTMENT TRUSTS

MARRIOTT INTERNATION

128,800

8,672,104

RETAIL‐ EATINGPLACES

YUM! BRANDS, INC  .

245,600

22,302,936

RETAIL‐AUTO & HOME STORES

AUTOZONE, INC*

41,700

32,039,778

RETAIL‐AUTO DEALERS

CARMAX, INC.*

615,000

32,810,250

RETAIL‐CATALOG& MAIL ORDER

CDW CORPORATION

858,000

39,236,340

RETAIL‐FAMILY CLOTHING

ROSS STORES, INC

810,688

52,127,238

RETAIL‐SHOE STORES

DSW INC.

693,709

14,207,160

SAVINGS INSTITUTIONS, F

FOREST CITY ENTERPRISES*

680,000

15,728,400

SEARCH, DETECTION, NAVIGATION

FLIR SYSTEMS INC

624,728

19,628,953

SECURITY & COMMODITY BROKERS

T ROWE PRICE GROUP

344,500

22,909,250

SEMICONDUCTORS& RELATE

MICROCHIP TECHNOLOGY

295,000

18,331,300

SERVICES‐ADVERTISING AG

INTERPUBLIC GROUP

1,291,700

28,869,495

SERVICES‐HOSPITALS

MEDNAX, INC*

451,400

29,905,250

STATE COMMERCIAL BANKS

M&T BANK CORP

179,000

20,781,900

BANK OF THE OZARKS

506,000

19,430,400

SOUTH STATE CORP

234,110

17,567,614

STATE COMMERCIAL BANKS  TOTALS:

57,779,914

SURGICAL & MEDICAL INST

STRYKER CORP

216,000

25,144,560

TRANSPORTATIONOF FREIGHT

FORWARD AIR CORP

389,233

16,838,219

TRUCKING (NO LOCAL)

KNIGHT TRANSPORT

161,720

4,639,746

LANDSTAR SYSTEM INC

72,785

4,955,203

TRUCKING (NO LOCAL)    TOTALS:

9,594,949

WHOLESALE‐MEDICAL, DENT

PATTERSON COS INC

445,000

20,443,300

COMMON STOCK TOTAL

934,127,412

CASH EQUIVALENTS

INVESCO SHORT TERM TREASURY FUND

105,510,459

FINAL TOTALS

1,039,637,871

SEPTEMBER 30, 2016

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR     MARKET VALUE

ADVERTISING AGENCY

OMNICOM GROUP

21,000

1,785,000

CRUDE PETROLEUM &NATURAL GAS

EOG RESOURCES, INC

78,000

7,543,380

DOLLS&STUFFED TOYS

MATTEL, INC

98,299

2,976,493

FOOD & KINDRED PRODUCTS

FLOWERS FOODS, INC

477,550

7,220,556

GENERAL INDUSTRIAL MACHINERY

INGERSOLL‐RAND PLC

63,000

4,280,220

INDUSTRIAL GASES

AIR PRODUCTS&CHEMICALS

48,000

7,216,320

INDUSTRIAL&COMMERCIAL FANS, BLOWERS

DONALDSON COMPANY

125,600

4,688,648

INSURANCE AGENTS, BROKERS

ARTHUR J GALLAGHER

183,920

9,356,010

INVESTMENT ADVICE

FRANKLIN RESOURCES

89,900

3,197,743

PLASTICS PRODUCTS, NEC

TUPPERWARE BRANDS CO

66,000

4,314,420

PUMPS&PUMPING EQUIPMENT

IDEX CORP.

62,984

5,893,412

REAL ESTATE INVESTMENT TRUSTS

DIGITAL REALTY TRUST

47,000

4,564,640

REFUSE SYSTEMS

US ECOLOGY INC

186,569

8,365,753

RETAIL‐CATALOG& MAIL ORDER

CDW CORPORATION

217,000

9,923,410

RETAIL‐FAMILY CLOTHING

ROSS STORES, INC

129,686

8,338,809

RETAIL‐SHOE STORES

DSW INC.

293,201

6,004,756

SECURITY&COMMODITY BROKERS

T ROWE PRICE GROUP

48,000

3,192,000

SEMICONDUCTORS&RELATED DEVICES

MICROCHIP TECHNOLOGY

117,000

7,270,380

XILINX, INC

156,414

8,499,536

SEMICONDUCTORS&RELATED  TOTALS:

15,769,916

SERVICES‐HELP SUPPLY

ROBERT HALF INTL

100,000

3,786,000

SERVICES‐PREPACKAGED SO

NATIONAL INSTRUMENTS

122,000

3,464,800

STATE COMMERCIAL BANKS

M&T BANK CORP

29,000

3,366,900

SOUTH STATE CORP

78,000

5,853,120

STOCK YARDS BANCORP

142,664

4,702,205

STATE COMMERCIAL BANKS  TOTALS:

13,922,225

SURGICAL&MEDICAL INSTRUMENTS

STRYKER CORP

85,500

9,953,055

WATER SUPPLY

AQUA AMERICA INC

190,750

5,814,060

WHOLESALE‐MEDICAL, DENTAL

PATTERSON COS INC

121,000

5,558,740

WHOLESALE‐PETROLEUM&RELATED PRODUCTS

MACQUARIE INFASTRUCTURE

72,000

5,993,280

COMMON STOCK TOTAL

163,123,652

CASH EQUIVALENT

INVESCO SHORT TERM TREASURY FUND

19,171,074

FINAL TOTALS

182,294,726

September 30, 2016

FAM SMALL CAP FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR     MARKET VALUE

ARRANGEMENT OF TRANS FR

ECHO GLOBAL LOGISTIC*

237,200

5,469,832

COMMERCIAL PRINTING

MULTI‐COLOR CORP

75,570

4,987,620

CRUDE PETROLEUM&NATURAL GAS

EVOLUTION PETROLEUM

517,300

3,248,644

ELECRICAL INDUSTRIAL APPARATUS

THERMON GROUP HLDGS*

209,000

4,127,750

FARM&MACHINERY EQUIPMENT

LINDSAY CORP

70,535

5,218,179

FIRE,MARINE&CASUALTY INSURANCE

INFINITY P&C CORP.

34,265

2,831,316

HOTELS/MOTELS

CHOICE HOTELS INTL

79,000

3,561,320

INSURANCE CARRIERS, NEC

HALLMARK FINL SVCS

393,032

4,044,299

INVESTMENT ADVICE

DIAMOND HILL INVESTMENTS*

27,400

5,063,246

WESTWOOD HOLDINGS GR

89,087

4,731,410

INVESTMENT ADVICE      TOTALS:

9,794,656

MOTORS&GENERATORS

FRANKLIN ELECTRIC

157,000

6,391,470

NATIONAL COMMERCIAL BANKS

NATIONAL COMMERCE CORP*

232,400

6,288,744

PAINTS,VARNISHES,LACQUE

FERRO CORPORATION*

275,474

3,804,295

REAL ESTATE

CONS TOMOKA LAND CO

100,000

5,119,000

FRP HOLDINGS INC*

146,335

4,546,628

REAL ESTATE

TOTALS:

9,665,628

REFUSE SYSTEMS

US ECOLOGY INC

102,300

4,587,132

REITS ‐ DIVERSIFIED

ASHFORD HOSPITALITY

257,134

3,625,589

RETAIL OPPORTUNITY I

165,000

3,623,400

REITS ‐ DIVERSIFIED    TOTALS:

7,248,989

RETAIL‐AUTO DEALER&GAS STATIONS

PENSKE AUTOMOTIVE GR

100,000

4,818,000

RETAIL‐CATALOG&MAIL ORD

PC CONNECTION

228,600

6,039,612

RETAIL‐EATING PLACES

BIGLARI HOLDINGS* INC

7,883

3,437,145

SERVICES‐ENGINEERING SE

MISTRAS GROUP, INC*

192,600

4,520,322

STATE COMMERCIAL BANKS

FIRST NBC BANK HLDG CO*

62,500

590,000

PINNACLE FINANCIAL

26,500

1,433,120

STONEGATE BANK

158,000

5,332,500

SOUTH STATE CORP

13,300

998,032

STATE COMMERCIAL BANKS  TOTALS:

8,353,652

WHOLESALE‐COMPUTERS,PERPHERLS

SCANSOURCE, INC

145,500

5,310,750

COMMON STOCK TOTAL

113,749,360

CASH EQUIVALENTS

INVESCO SHORT TERM TREASURY FUND

11,063,829

FINAL TOTALS

124,813,189

*Non-income-producing security

**  FAM Funds - SEPTEMBER 30, 2016

Value Fund

Equity-Income

Small Cap

Unrealized appreciation (a)

$566,399,739

$62,594,549

$19,896,838

Unrealized depreciation (b)

-$9,850,568

-$2,242,390

-$2,434,114

Net unrealized apprec/deprec ( c)

$556,549,171

$60,352,159

$17,462,724

Aggregate cost of securities (d)

$483,088,700

$121,942,567

$107,350,465

The following is a summary of each Series significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”),  followed by the

Funds in the preparation of its financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund are

valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources

(observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Series net assets as of September 30, 2016:

FAM Value Fund

Level 1

Common Stocks

$934,127,417

Temporary Investments

$  105,510,454

Total Investments in Securities

$1,039,637,871

FAM Equity-Income Fund

Level 1

Common Stocks

$163,123,652

Temporary Investments

$   19,171,074

Total Investments in Securities

$182,294,726

FAM Small Cap Fund

Level 1

Common Stocks

$  113,749,360

Temporary Investments

$    11,063,829

Total Investments in Securities

$   124,183,189

During the period ended SEPTEMBER 30, 2016 there were no Level 2 or 3 inputs used to value the Funds’

net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 7, 2016
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 7, 2016

By:	/s/ Michael F. Balboa
Michael F. Balboa
Treasurer (Principal Financial Officer)

Date:	November 7, 2016